SUBSEQUENT EVENT - Narrative (Details) - USD ($) $ in Millions	Aug. 13, 2025	May 31, 2026	May 26, 2026	Apr. 13, 2026	Dec. 05, 2024
Subsequent Event [Line Items]
Debt Instrument, Face Amount					$ 700
Transmission investment plan period	2 years 6 months
Subsequent Event [Member]
Subsequent Event [Line Items]
Transmission project capital investments	$ 190
Loss Contingency, Estimate of Possible Loss				$ 44
Regulatory liability			$ 82
Unsecured Senior Notes Maturing 2026 [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt Instrument, Face Amount		$ 350
Debt Instrument, Interest Rate, Stated Percentage		4.60%